Cover	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to our Current Report on Form 8-K, originally filed by Home Bistro, Inc., a Nevada corporation (the “Company”), with the Securities and Exchange Commission on October 26, 2022 (the “Original Filing”), is being filed to amend and restate the Original Filing in its entirety to read as follows:
Document Period End Date	Oct. 21, 2022
Current Fiscal Year End Date	--10-31
Entity File Number	000-56222
Entity Registrant Name	Home Bistro, Inc.
Entity Central Index Key	0001489588
Entity Tax Identification Number	27-1517938
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4014 Chase Avenue
Entity Address, Address Line Two	#212
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	631
Local Phone Number	964-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false